Membership Interests (Narrative) (Details) - USD ($) $ in Millions			9 Months Ended		12 Months Ended
	Oct. 30, 2024	Feb. 16, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Feb. 14, 2024
Subsequent Event [Line Items]
Members contribution			$ 720	$ 336	$ 452	$ 425	$ 705
Cash distribution			$ 424		$ 714
Current authorized regulatory capitalization ratio, debt			57.50%		57.50%
Current authorized regulatory capitalization ratio, equity			42.50%		42.50%
Regulatory capitalization ratio, debt			56.60%		55.80%
Regulatory capitalization ratio, equity			43.40%		44.20%
Subsequent Event [Member]
Subsequent Event [Line Items]
Members contribution	$ 114	$ 240
Cash distribution								$ 125